Stock-Based Compensation - Summary of Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Feb. 09, 2016
2013 Stock Incentive Plan
Stock Options
Beginning balance, stock options, outstanding (in shares)	7,322,293
Stock options, granted (in shares)	1,215,789
Exercise of stock options, (in shares)	0
Stock options, forfeited (in shares)	(201,365)
Stock options, canceled (in shares)	(3,060,038)
Ending balance, stock options, outstanding (in shares)	5,276,679	7,322,293
Weighted- Average Exercise Price
Beginning balance, weighted - average exercise price, outstanding (in usd per share)	$ 11.62
Weighted - average exercise price, granted (in usd per share)	7.99
Weighted - average exercise price, exercised (in usd per share)	0
Weighted - average exercise price, forfeited (in usd per share)	8.04
Weighted - average exercise price, canceled (in usd per share)	12.23
Ending balance, weighted - average exercise price, outstanding (in usd per share)	$ 10.57	$ 11.62
Stock Option Activity, Additional Disclosures
Weighted - average remaining contractual term, outstanding	6 years 8 months 12 days
Aggregate intrinsic value, outstanding	$ 0
Stock options, exercisable at December 31, 2019 (in shares)	3,688,733
Weighted - average exercise price, exercisable at December 31, 2019 (in usd per share)	$ 11.63
Weighted - average remaining contractual term, exercisable at December 31, 2019	5 years 9 months 18 days
Aggregate intrinsic value, exercisable at December 31, 2019	$ 0
Stock options, expected to vest after December 31, 2019 (in shares)	1,587,946
Weighted - average exercise price, expected to vest after December 31, 2019 (in usd per share)	$ 8.12
Weighted - average remaining contractual term, expected to vest after December 31, 2019	8 years 7 months 6 days
Aggregate intrinsic value, expected to vest after December 31, 2019	$ 0
Stock options, exercisable as of December 31, 2019 and expected to vest thereafter (in shares)	5,276,679
Weighted - average exercise price, exercisable as of December 31, 2019 and expected to vest thereafter (in usd per share)	$ 10.57
Weighted - average remaining contractual term, exercisable as of December 31, 2019 and expected to vest thereafter	6 years 7 months 6 days
Aggregate intrinsic value, exercisable as of December 31, 2019 and expected to vest thereafter	$ 0
Estimated fair value of the Company's common stock (in dollars per share)	$ 4.70
Constant Contact 2011 Stock Plan
Stock Options
Beginning balance, stock options, outstanding (in shares)	715,104
Stock options, granted (in shares)	0	0
Exercise of stock options, (in shares)	(6,793)
Stock options, forfeited (in shares)	(27,281)
Stock options, canceled (in shares)	(147,483)
Ending balance, stock options, outstanding (in shares)	533,547	715,104
Weighted- Average Exercise Price
Beginning balance, weighted - average exercise price, outstanding (in usd per share)	$ 9.00
Weighted - average exercise price, granted (in usd per share)	0
Weighted - average exercise price, exercised (in usd per share)	4.81
Weighted - average exercise price, forfeited (in usd per share)	9.53
Weighted - average exercise price, canceled (in usd per share)	9.75
Ending balance, weighted - average exercise price, outstanding (in usd per share)	$ 8.83	$ 9.00
Stock Option Activity, Additional Disclosures
Weighted - average remaining contractual term, outstanding	2 years
Aggregate intrinsic value, outstanding	$ 19		$ 22,300
Stock options, exercisable at December 31, 2019 (in shares)	512,265
Weighted - average exercise price, exercisable at December 31, 2019 (in usd per share)	$ 8.79
Weighted - average remaining contractual term, exercisable at December 31, 2019	1 year 10 months 24 days
Aggregate intrinsic value, exercisable at December 31, 2019	$ 19
Stock options, expected to vest after December 31, 2019 (in shares)	21,282
Weighted - average exercise price, expected to vest after December 31, 2019 (in usd per share)	$ 9.71
Weighted - average remaining contractual term, expected to vest after December 31, 2019	3 years 7 months 6 days
Aggregate intrinsic value, expected to vest after December 31, 2019	$ 0
Stock options, exercisable as of December 31, 2019 and expected to vest thereafter (in shares)	533,547
Weighted - average exercise price, exercisable as of December 31, 2019 and expected to vest thereafter (in usd per share)	$ 8.83
Weighted - average remaining contractual term, exercisable as of December 31, 2019 and expected to vest thereafter	2 years
Aggregate intrinsic value, exercisable as of December 31, 2019 and expected to vest thereafter	$ 19